SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2020
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Debt Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Debt Issuers.
On April 7, 2020, the Debt Issuers issued C$200 million of medium-term notes under the Indenture maturing September 11, 2028 in the Canadian bond market with a coupon of 4.2%. The principal balance was hedged to U.S. dollars using foreign exchange contracts.
On April 7, 2020, the Debt Issuers issued C$200 million of medium-term notes under the Indenture maturing October 9, 2029 in the Canadian bond market with a coupon of 3.4%. The principal balance was hedged to U.S. dollars using foreign exchange contracts.
On October 7, 2019, the Debt Issuers issued C$500 million of medium-term notes under the Indenture maturing October 9, 2029 in the Canadian bond market with a coupon of 3.4%. Our partnership swapped C$92 million of the total issuance to U.S. dollars on a matched maturity basis at an all-in rate of 3.5% and the remaining principal balance of the issuance was subsequently hedged using foreign exchange contracts. On November 6, 2019, the proceeds were used to early redeem C$375 million of medium-term notes maturing October 30, 2020.
On September 10, 2018, the Debt Issuers issued C$500 million of medium-term notes under the Indenture maturing September 11, 2028 in the Canadian bond market with a coupon of 4.2%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.7%.
On April 17, 2017, the Debt Issuers issued C$400 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.0%.
On February 22, 2017, the Debt Issuers issued C$300 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.1%.
As they matured, the Debt Issuers repaid C$400 million of medium-term notes on October 10, 2017 and C$125 million of medium-term notes on October 30, 2018.
These notes are fully and unconditionally guaranteed by our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation, BIP Bermuda Holdings I Limited (collectively, the “BIP Guarantors”) and BIPC Holdings Inc. (“BIPC Holdings”).
The BIP Guarantors will also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Debt Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.

A base shelf prospectus of BIP Investment Corporation (“BIPIC”) dated as of November 23, 2018 provides for the issuance of one or more series of senior preferred shares of BIPIC. The BIP Guarantors and BIPC Holdings will fully and unconditionally guarantee the payment obligations of BIPIC in respect of any senior preferred shares issued by BIPIC under the prospectus.

Each of the Fincos and BIPIC are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined. The Fincos have not guaranteed the obligations of BIPIC, nor has BIPIC guaranteed the obligations of the Fincos.

On February 5, 2019, BIPIC issued 4 million Series 1 Senior Preferred Shares at C$25 per share with a quarterly fixed dividend at a rate of 5.85% annually for the initial period ending March 31, 2024. In total, C$100 million or $75 million of gross proceeds were raised, $2 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred. The preferred shares are retractable at the option of the holders and are therefore classified as liabilities.

BIPC Holdings has also fully and unconditionally guaranteed the payment obligations of the partnership in respect of the partnership’s currently outstanding cumulative class A preferred limited partnership units and may guarantee the payment obligations of the partnership in respect of additional cumulative class A preferred limited partnership units issued to the public, if and when issued.

The following tables set forth consolidated summary financial information for our partnership, the Fincos, and BIPIC:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$1,946	$1,946
Net (loss) income attributable to partnership(1)	(67)	—	—	(266)	205	67	(61)

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$—	$1,685	$1,685
Net income (loss) attributable to partnership(1)	42	—	—	—	98	(42)	98

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020
Revenues	$—	$—	$—	$—	$—	$4,142	$4,142
Net (loss) income attributable to partnership(1)	(15)	—	—	(149)	207	15	58

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$—	$3,278	$3,278
Net income (loss) attributable to partnership(1)	36	—	—	—	128	(36)	128

AS OF JUNE 30, 2020
Current assets	$—	$—	$—	$—	$—	$3,797	$3,797
Non-current assets	4,758	—	991	2,238	6,072	33,466	47,525
Current liabilities	—	—	71	—	—	4,080	4,151
Non-current liabilities	—	1,864	—	554	—	26,010	28,428
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,520	1,520
Non-controlling interests – Class A shares of Brookfield Infrastructure Corporation	—	—	—	—	—	576	576
Non-controlling interests – Exchange LP Units	—	—	—	—	—	12	12
Non-controlling interests – in operating subsidiaries	—	—	—	—	—	11,860	11,860
Preferred unitholders	—	—	—	—	—	935	935

AS OF DECEMBER 31, 2019
Current assets	$—	$—	$—	$—	$—	$5,841	$5,841
Non-current assets	5,983	—	889	—	8,905	34,690	50,467
Current liabilities	—	—	75	—	—	5,364	5,439
Non-current liabilities	—	1,655	—	—	—	27,037	28,692
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,039	2,039
Non-controlling interests – Exchange LP Units	—	—	—	—	—	18	18
Non-controlling interests – in operating subsidiaries	—	—	—	—	—	14,113	14,113
Preferred unitholders	—	—	—	—	—	935	935

1.	Includes net income attributable to non-controlling interest – Redeemable Partnership Units held by Brookfield, Exchange LP units, class A shares of BIPC, general partner and limited partners.

2.	Includes investments in all subsidiaries of our partnership under the equity method.

3.
Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

4.
Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.